Segment, Product and Geographic Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 685,167	$ 802,917	$ 691,789
Display drivers for large-size applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	224,798	272,906	224,423
Display drivers for mobile handsets applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	113,591	191,845	170,705
Display drivers for consumer electronics applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	191,458	177,114	165,271
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 155,320	$ 161,052	$ 131,390